UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2015

1.968341.101
ISG-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 75.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	1,410,000	1,415,142
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,177,416
		3,592,558
U.S. Treasury Obligations - 71.0%
U.S. Treasury Notes:
0.5% 2/28/17	$962,000	$960,459
0.625% 12/15/16 (a)	21,822,000	21,843,604
0.625% 12/31/16	5,682,000	5,686,807
0.625% 2/15/17	5,000,000	5,001,365
0.75% 1/15/17	2,613,000	2,618,819
0.75% 6/30/17	245,000	245,150
0.75% 4/15/18	41,992,000	41,732,825
0.875% 1/31/17	812,000	815,119
0.875% 4/30/17	4,887,000	4,902,844
0.875% 5/15/17	9,000,000	9,028,827
0.875% 6/15/17	5,000,000	5,014,715
0.875% 8/15/17	16,339,000	16,374,750
0.875% 10/15/17	7,370,000	7,377,200
0.875% 1/31/18	7,994,000	7,983,800
0.875% 7/15/18	13,000,000	12,935,676
1% 5/31/18	3,584,000	3,581,108
1% 8/15/18	15,000,000	14,974,605
1.125% 6/15/18	18,258,000	18,302,458
1.25% 11/30/18	997,000	999,155
1.375% 9/30/18	553,000	557,140
1.375% 2/28/19	1,065,000	1,069,243
1.375% 3/31/20	4,886,000	4,858,834
1.375% 4/30/20	784,000	779,120
1.375% 8/31/20	7,000,000	6,944,581
1.5% 12/31/18	577,000	582,349
1.625% 4/30/19	8,402,000	8,497,724
1.625% 6/30/19	3,954,000	3,994,465
1.625% 12/31/19	17,439,000	17,555,039
1.625% 6/30/20	9,263,000	9,299,422
1.625% 7/31/20	2,000,000	2,006,666
1.75% 9/30/19	6,866,000	6,957,812
2.375% 7/31/17 (b)	13,839,000	14,267,511
3.5% 2/15/18	8,513,000	9,040,849
		266,790,041
Other Government Related - 3.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5385% 12/7/20 (NCUA Guaranteed) (c)	400,395	399,754
Series 2010-R2 Class 1A, 0.5584% 11/6/17 (NCUA Guaranteed) (c)	2,711,501	2,715,844
Series 2011-C1 Class 1A, 0.5278% 2/28/20 (NCUA Guaranteed) (c)	645,836	645,666
Series 2011-R1 Class 1A, 0.6365% 1/8/20 (NCUA Guaranteed) (c)	891,371	895,166
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (c)	288,847	289,276
National Credit Union Administration Guaranteed Notes Master Trust 2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,378,280
		14,323,986
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $284,049,580)		284,706,585

U.S. Government Agency - Mortgage Securities - 3.3%
Fannie Mae - 1.3%
1.885% 2/1/33 (c)	6,550	6,816
1.91% 12/1/34 (c)	11,550	12,050
1.91% 3/1/35 (c)	6,027	6,290
1.915% 11/1/33 (c)	13,754	14,418
1.92% 4/1/33 (c)	85,605	89,778
1.931% 10/1/33 (c)	8,184	8,541
1.94% 7/1/35 (c)	4,169	4,388
1.952% 10/1/35 (c)	4,620	4,873
2.05% 3/1/35 (c)	982	1,016
2.06% 1/1/35 (c)	44,572	47,260
2.143% 9/1/36 (c)	20,447	21,888
2.19% 3/1/37 (c)	5,384	5,707
2.194% 7/1/34 (c)	7,162	7,585
2.243% 3/1/33 (c)	19,521	20,599
2.278% 6/1/47 (c)	30,564	32,718
2.299% 7/1/36 (c)	34,479	36,442
2.302% 6/1/36 (c)	8,930	9,537
2.334% 7/1/35 (c)	9,675	10,279
2.36% 11/1/36 (c)	57,017	60,687
2.36% 2/1/37 (c)	94,538	100,926
2.421% 10/1/33 (c)	9,489	10,158
2.427% 12/1/32 (c)	56,728	60,503
2.458% 3/1/35 (c)	5,976	6,397
2.511% 2/1/36 (c)	2,313	2,446
2.512% 4/1/36 (c)	67,274	72,015
2.544% 5/1/36 (c)	8,605	9,185
2.63% 12/1/32 (c)	383,610	410,366
2.69% 2/1/42 (c)	282,875	292,601
2.758% 1/1/42 (c)	262,485	272,884
2.845% 8/1/35 (c)	129,289	138,400
5% 7/1/35	940,647	1,041,645
5.5% 10/1/20 to 1/1/29	1,150,050	1,243,984
6% 6/1/16 to 10/1/16	1,948	1,983
6.5% 5/1/16 to 8/1/36	684,405	795,093
9% 2/1/17 to 2/1/20	10,603	11,033
9.5% 11/1/21	29	29
10.5% 8/1/20	5,510	6,073
		4,876,593
Freddie Mac - 0.6%
1.82% 3/1/35 (c)	22,115	22,980
1.825% 3/1/37 (c)	3,679	3,847
2.022% 2/1/37 (c)	10,939	11,477
2.04% 7/1/35 (c)	237,862	249,429
2.05% 6/1/37 (c)	6,162	6,478
2.055% 11/1/35 (c)	48,691	51,341
2.095% 8/1/37 (c)	15,717	16,601
2.121% 5/1/37 (c)	15,475	16,517
2.274% 6/1/33 (c)	51,971	54,896
2.297% 7/1/35 (c)	31,595	33,679
2.328% 10/1/36 (c)	67,832	71,805
2.333% 4/1/37 (c)	18,671	19,987
2.351% 10/1/35 (c)	28,327	30,004
2.385% 5/1/37 (c)	190,628	203,547
2.385% 5/1/37 (c)	96,531	103,333
2.394% 10/1/42 (c)	302,044	318,449
2.415% 6/1/37 (c)	52,476	56,112
2.436% 5/1/37 (c)	15,006	16,062
2.477% 4/1/34 (c)	200,552	213,771
2.506% 2/1/36 (c)	1,906	2,040
2.595% 4/1/37 (c)	1,662	1,779
2.722% 3/1/33 (c)	1,234	1,321
2.757% 7/1/36 (c)	17,801	19,056
2.798% 7/1/35 (c)	57,719	61,786
3.091% 9/1/41 (c)	304,024	316,405
3.155% 10/1/35 (c)	8,287	8,772
5% 9/1/35	1,590	1,757
6% 1/1/24	165,641	182,538
6.5% 12/1/21	52,247	57,527
9% 10/1/16 to 12/1/18	2,623	2,724
9.5% 2/1/17 to 12/1/22	4,422	4,914
10% 6/1/18 to 6/1/20	2,471	2,808
10.5% 9/1/20	20	22
		2,163,764
Ginnie Mae - 1.4%
4.3% 8/20/61 (d)	464,266	488,334
4.649% 2/20/62 (d)	307,883	330,445
4.682% 2/20/62 (d)	388,915	416,636
4.684% 1/20/62 (d)	2,488,807	2,662,371
5.47% 8/20/59 (d)	159,340	164,469
5.5% 11/15/35	253,859	287,515
5.612% 4/20/58 (d)	131,857	133,983
6% 6/15/36	531,094	618,275
8% 12/15/23	48,270	55,512
8.5% 3/15/17	2,735	2,861
10.5% 2/15/16 to 1/15/18	1,407	1,493
		5,161,894
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,888,831)		12,202,251

Collateralized Mortgage Obligations - 14.3%
U.S. Government Agency - 14.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.82% 4/25/24 (c)	272,897	275,402
Series 2001-38 Class QF, 1.1794% 8/25/31 (c)	63,759	65,124
Series 2002-49 Class FB, 0.7996% 11/18/31 (c)	60,692	61,220
Series 2002-60 Class FV, 1.1994% 4/25/32 (c)	13,630	13,964
Series 2002-74 Class FV, 0.6494% 11/25/32 (c)	513,018	516,679
Series 2002-75 Class FA, 1.1994% 11/25/32 (c)	27,920	28,605
Series 2008-76 Class EF, 0.6994% 9/25/23 (c)	87,187	87,529
Series 2010-15 Class FJ, 1.1294% 6/25/36 (c)	816,566	831,781
Series 2010-86 Class FE, 0.6494% 8/25/25 (c)	109,804	110,786
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	21,214	21,740
Series 2002-9 Class PC, 6% 3/25/17	35,350	36,324
Series 2005-19 Class PA, 5.5% 7/25/34	277,154	300,123
Series 2005-27 Class NE, 5.5% 5/25/34	196,564	203,773
Series 2005-52 Class PB, 6.5% 12/25/34	4,783	4,808
Series 2005-64 Class PX, 5.5% 6/25/35	274,212	300,539
Series 2015-54 Class GA, 2.5% 7/25/45	1,111,792	1,142,251
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	7,444	7,706
Series 2003-117 Class MD, 5% 12/25/23	131,011	144,044
Series 2004-52 Class KZ, 5.5% 7/25/34	1,387,652	1,553,431
Series 2010-88 Class NA, 4% 8/25/28	592,022	602,729
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	507,771	72,043
Series 2010-39 Class FG, 1.1194% 3/25/36 (c)	514,449	527,451
Series 2011-67 Class AI, 4% 7/25/26 (e)	134,054	15,282
Freddie Mac:
floater:
Series 2448 Class FT, 1.1976% 3/15/32 (c)	72,097	73,822
Series 2526 Class FC, 0.5976% 11/15/32 (c)	86,612	87,174
Series 2530 Class FE, 0.7976% 2/15/32 (c)	35,812	36,333
Series 2630 Class FL, 0.6976% 6/15/18 (c)	2,579	2,587
Series 2711 Class FC, 1.0976% 2/15/33 (c)	271,745	276,757
floater planned amortization class Series 2770 Class FH, 0.5976% 3/15/34 (c)	248,336	250,174
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	4,698	4,798
Series 2363 Class PF, 6% 9/15/16	4,384	4,466
Series 2376 Class JE, 5.5% 11/15/16	5,207	5,332
Series 2381 Class OG, 5.5% 11/15/16	2,455	2,500
Series 2425 Class JH, 6% 3/15/17	8,337	8,587
Series 3415 Class PC, 5% 12/15/37	103,776	111,951
Series 3763 Class QA, 4% 4/15/34	223,642	231,618
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	336,771	345,424
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	318,936	360,870
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,002,775	1,134,703
Series 2004-2862 Class NE, 5% 9/15/24	2,270,036	2,451,906
Series 2145 Class MZ, 6.5% 4/15/29	347,597	401,407
Series 2357 Class ZB, 6.5% 9/15/31	188,567	218,925
Series 3745 Class KV, 4.5% 12/15/26	570,226	628,300
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7028% 7/20/37 (c)	136,095	137,195
Series 2008-2 Class FD, 0.6828% 1/20/38 (c)	33,689	33,953
Series 2008-73 Class FA, 1.0628% 8/20/38 (c)	256,461	261,698
Series 2008-83 Class FB, 1.1028% 9/20/38 (c)	255,760	261,132
Series 2009-108 Class CF, 0.7976% 11/16/39 (c)	155,772	157,373
Series 2009-116 Class KF, 0.7276% 12/16/39 (c)	121,006	122,064
Series 2010-9 Class FA, 0.7176% 1/16/40 (c)	197,825	199,564
Series 2010-H17 Class FA, 0.519% 7/20/60 (c)(d)	1,034,266	1,029,635
Series 2010-H18 Class AF, 0.4882% 9/20/60 (c)(d)	1,224,473	1,217,275
Series 2010-H19 Class FG, 0.4882% 8/20/60 (c)(d)	1,449,774	1,441,365
Series 2010-H27 Series FA, 0.5682% 12/20/60 (c)(d)	417,110	416,358
Series 2011-H05 Class FA, 0.6882% 12/20/60 (c)(d)	722,359	723,265
Series 2011-H07 Class FA, 0.6882% 2/20/61 (c)(d)	1,296,402	1,297,842
Series 2011-H12 Class FA, 0.6782% 2/20/61 (c)(d)	1,578,269	1,580,302
Series 2011-H13 Class FA, 0.6882% 4/20/61 (c)(d)	613,864	614,628
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (c)(d)	695,822	696,830
Class FC, 0.6882% 5/20/61 (c)(d)	633,224	634,069
Series 2011-H17 Class FA, 0.7182% 6/20/61 (c)(d)	828,618	830,428
Series 2011-H21 Class FA, 0.7882% 10/20/61 (c)(d)	856,050	860,222
Series 2012-H01 Class FA, 0.8882% 11/20/61 (c)(d)	737,613	742,053
Series 2012-H03 Class FA, 0.8882% 1/20/62 (c)(d)	501,989	505,024
Series 2012-H06 Class FA, 0.8182% 1/20/62 (c)(d)	754,620	759,264
Series 2012-H07 Class FA, 0.8182% 3/20/62 (c)(d)	451,470	454,979
Series 2015-H13 Class FL, 0.4682% 5/20/63 (c)(d)	3,645,347	3,638,053
Series 2015-H19 Class FA, 0.393% 4/20/63 (c)(d)	3,600,000	3,593,250
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	23,879	24,153
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	609,311	641,960
Series 1999-18 Class Z, 6.25% 5/16/29	641,181	719,077
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	1,805,395	1,947,353
Series 2010-H17 Class XP, 5.3% 7/20/60 (c)(d)	2,316,988	2,487,625
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(d)	1,685,270	1,814,786
Series 2012-64 Class KB, 5.7099% 5/20/41 (c)	120,275	136,673
Series 2013-124:
Class ES, 8.3963% 4/20/39 (c)(f)	580,309	674,959
Class ST, 8.5297% 8/20/39 (c)(f)	1,090,110	1,279,865
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,903,880	1,951,094
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (d)	569,000	582,781
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (d)	5,646,243	5,788,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $53,437,382)		53,817,397

Commercial Mortgage Securities - 7.1%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (c)	67,210	67,058
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	864,683
Series K034 Class A1, 2.669% 2/25/23	6,953,698	7,153,060
Series K717 Class A2, 2.991% 9/25/21	3,389,000	3,522,391
Series K032 Class A1, 3.016% 2/25/23	2,412,698	2,527,037
Series K036 Class A1, 2.777% 4/25/23	4,691,693	4,873,414
Series K501 Class A2, 1.655% 11/25/16	928,866	935,490
Series K714 Class A2, 3.034% 10/25/20	6,500,000	6,832,094
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,313,010)		26,775,227

Foreign Government and Government Agency Obligations - 1.0%
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,871
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,870,740
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,756,619)		3,875,611
	Maturity Amount	Value

Cash Equivalents - 4.0%
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $15,108,000)	15,108,063	15,108,000
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $394,553,422)		396,485,071
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(20,625,636)
NET ASSETS - 100%		$375,859,435

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
31 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	$6,772,531	$(10,234)
43 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	5,135,813	(24,609)
TOTAL PURCHASED			$(34,843)
Sold
Treasury Contracts
15 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,905,938	23,775
TOTAL FUTURES CONTRACTS			$(11,068)

The face value of futures purchased as a percentage of Net Assets is 3.2%

The face value of futures sold as a percentage of Net Assets is 0.5%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date		Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date		Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2025	$2,200,000	3-month LIBOR	2.75%	$(73,629)	$0	$(73,629)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $65,064.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $126,809.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$284,706,585	$--	$284,706,585	$--
U.S. Government Agency - Mortgage Securities	12,202,251	--	12,202,251	--
Collateralized Mortgage Obligations	53,817,397	--	53,817,397	--
Commercial Mortgage Securities	26,775,227	--	26,775,227	--
Foreign Government and Government Agency Obligations	3,875,611	--	3,875,611	--
Cash Equivalents	15,108,000	--	15,108,000	--
Total Investments in Securities:	$396,485,071	$--	$396,485,071	$--
Derivative Instruments:
Assets
Futures Contracts	$23,775	$23,775	$--	$--
Total Assets	$23,775	$23,775	$--	$--
Liabilities
Futures Contracts	$(34,843)	$(34,843)	$--	$--
Swaps	(73,629)	--	(73,629)	--
Total Liabilities	$(108,472)	$(34,843)	$(73,629)	$--
Total Derivative Instruments:	$(84,697)	$(11,068)	$(73,629)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$15,108,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$15,108,000

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $394,443,785. Net unrealized appreciation aggregated $2,041,286 of which $2,448,563 related to appreciated investment securities and $407,277 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015